Expense Example - Allspring Special Global Small Cap Fund - (Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional)	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 711
Expense Example, with Redemption, 3 Years	1,024
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,304
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	2,626
Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,757
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	$ 1,477